Financial Assets and Liabilities - Summary of Finance Lease movements (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [abstract]
At the beginning of the year	R$ 944,138	R$ 1,397,543
Interest, exchange rate and fair value	144,763	178,139
Payment of principal	(384,752)	(348,114)
Payment of interest	(150,799)	(283,430)
At the end of the year	R$ 553,350	R$ 944,138